Derivative instruments and hedging activities - Schedule of derivatives used for trading and non-trading purposes (Detail) - Derivatives used for trading and non-trading purposes [Member] - JPY (¥)
¥ in Billions
		12 Months Ended
		Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Derivative [Line Items]
Gains (losses) on derivatives used for trading and non-trading purposes	[1]	¥ 639	¥ 158	¥ 229
Equity contracts [Member]
Derivative [Line Items]
Gains (losses) on derivatives used for trading and non-trading purposes	[1]	88	(36)	26
Interest rate contracts [Member]
Derivative [Line Items]
Gains (losses) on derivatives used for trading and non-trading purposes	[1]	76	198	254
Credit contracts [Member]
Derivative [Line Items]
Gains (losses) on derivatives used for trading and non-trading purposes	[1]	45	(118)	(90)
Foreign exchange contracts [Member]
Derivative [Line Items]
Gains (losses) on derivatives used for trading and non-trading purposes	[1]	434	27	(11)
Commodity contracts [Member]
Derivative [Line Items]
Gains (losses) on derivatives used for trading and non-trading purposes	[1]	¥ (4)	¥ 87	¥ 50

[1]
Includes net gains (losses) on derivatives used for non-trading purposes which are not designated as fair value or net investment hedges. For the year ended March 31, 2021, net losses for these non-trading derivatives were ¥3 billion. For the year ended March 31, 2022 and 2023, net gains (losses) for these non-trading derivatives were not significant.